Expenses by Nature - Summary of Employee Benefit Expenses (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefit expenses
Salaries and bonuses	$ 15,041,087	$ 16,155,821	$ 15,339,459
Post employment benefits	769,153	655,565	577,074
Directors' remuneration	91,750	127,111	112,801
Others	2,607,597	2,190,194	2,026,237
Employee benefit expenses	18,509,587	19,128,691	18,055,571
Depreciation and amortization expenses	$ 14,625,299	$ 13,291,190	$ 13,513,985